Financial risk management	12 Months Ended
Dec. 31, 2025
Financial risk management
Financial risk management

C. Financing

C1. Financial risk management

The Group’s central treasury function manages cash, borrows on behalf of the Group, and provides finance to Group companies in their local currencies. Treasury activity is governed by a Treasury Committee, which is chaired by the Chief Financial Officer.

The main financial risks faced by the Group are set out below.

(a) Liquidity risk

The Group is committed to ensuring it has sufficient liquidity to meet its business needs, and appropriate reserves to cover operational underperformance or dislocation in the financial markets. It is the Group’s policy to have headroom of unrestricted cash and available committed facilities of at least $750m (2024: $750m), and the Treasury Committee manages financing requirements and associated headroom at least 12 months forward. Available commitments of $1,000m under the Group’s committed debt facilities, together with unrestricted cash of $1,565m (2024: $447m), gives the Group combined headroom of $2,565m at 31 December 2025 (2024: $1,499m).

The Group’s debt facilities have no financial covenants and the Group is compliant with other terms, conditions, and undertakings of its debt facilities.

The Group targets an investment grade credit rating for debt issuance of BBB over the medium term. Both S&P Global (S&P) and Fitch Ratings (Fitch) rated the Group BBB. In line with ratings criteria, debt maturities are covered at least 12 months in advance using available cash or committed facilities, or by issuance of new debt. Management maintains an active dialogue with both S&P and Fitch, as well as the Group’s relationship banks, to ensure that any changes to the Group’s financing and acquisition strategies are understood.

The Group has one debt maturity of €500m falling due in May 2026. This was redeemed post balance sheet on 2nd March 2026. The Group has sufficient headroom to cover this maturity without issuing new debt.

The €500m bond due May 2026, and the €600m bond due October 2028, issued under the Group’s Euro Medium-Term Notes (EMTN) Programme, contain a coupon step-up which increases the coupon payable by 1.25% in the event that the Group is downgraded to BB+ or below (sub-investment grade). The Group’s bonds may be called by their investors at par in the event of a change of control of the Group. They may also be called within 120 days if the Group’s debt is downgraded below investment grade, or if the rating is withdrawn and the rating agency confirms in writing, either publicly or to the Group or the Trustee, that the rating action occurred either wholly or in part due to a change of control. All other bonds issued under the EMTN Programme do not contain the coupon step-up.

(b) Credit risk

The Group has no significant concentration of credit risk. Sales are typically low-value, high-volume, spreading the risk across a large number of customers and geographies. Policies are in place to ensure that credit sales are only made to customers with an appropriate credit history. The Group operates in some territories where there is increased exposure to trade credit risks and in those territories the Group puts in place appropriate measures to manage its credit risk exposure.

In order to protect the liquid assets and funding relationships of the Group, management aims to maintain banking relationships with counterparties that carry a long-term credit rating of at least A-, or equivalent rating, with one of the major credit rating agencies. In countries where no banks are rated A- or above, balances are monitored monthly and kept to a minimum. In addition, funds held with all counterparties are subject to limits. All exposures are monitored and reported to the Treasury Committee each month. The Group also monitors the creditworthiness of its lenders to ensure that commitments under its facilities are available as needed.

At 31 December 2025 the Group had a total of $19m of cash held on bank accounts with banks rated below A- (2024: $16m). The highest concentration with any single bank rated below A- was $2m (2024: $1m).

(c) Market risk

Foreign exchange risk

The Group’s worldwide operations generate profits and cash flows in foreign currencies. Sales and purchases are typically denominated in the currency of the country in which they are transacted, and the Group’s cross-border procurement is considered insignificant. Sterling-denominated profits from UK operations are exceeded by sterling-denominated Group central costs. This means that approximately 106% of Group operating profit is generated in foreign currencies.

The Group’s primary exposure to foreign exchange risk is in relation to the translation of assets and liabilities, and the Group aims to hold debt in currencies in proportion to its forecast foreign currency profits and cash flows. Foreign exchange derivatives are used to manage foreign currency exposures in excess of $15m that are not covered by debt or assets in the same (or another highly correlated) currency, as long as it makes sense from an economic perspective to do so. The Treasury Committee monitors foreign exchange exposures on a monthly basis. Dealing in foreign exchange products is controlled by dealing mandates approved by the Treasury Committee and all foreign exchange transactions are covered by ISDA documentation.

The most significant foreign currency groups are euros and US dollars, which make up 50% and 35% of Group operating profit respectively.

At 31 December 2025 the Group’s net debt was approximately 69% US dollar (2024: 63%), 18% euro (2024: 26%) and 13% debt in other currencies, including pound sterling (2024: 11%). The translation of the interest element of euro and US dollar debt provides a partial income statement offset to the translation of earnings.

The Group calculates a hypothetical foreign exchange impact on the income statement and foreign currency translation of net investments in foreign subsidiaries for a 10% movement in foreign exchange rates. The Group’s principal foreign currency exposure is the euro. A 10% movement in €/$ would result in a $39m increase/decrease in operating profit and a $58m increase/decrease in other comprehensive income. The other comprehensive income impact also includes the offsetting impact from financial instruments used to hedge the retranslation of euro net investment in subsidiaries, which is $51m. Where possible, currency cash flows are used to settle liabilities in the same currency in preference to selling currency in the market.

The results of the sensitivity analysis should not be considered as projections of likely future events, gains or losses as actual results in the future may differ materially due to developments in the global financial markets which may cause fluctuations in exchange rates to vary from hypothetical amounts disclosed above.

Comparative figures to foreign exchange risk sensitivity are not disclosed in the Annual Report 2025. Due to the presentational currency change of the Group that is applied prospectively from 1 January 2025, it would not be practicable to compare the re-presented results of the data prior to the presentational currency change with the results of the sensitivity analysis for the Annual Report 2025.

Interest rate risk

The Group seeks to manage interest rate risk to ensure reasonable certainty of its interest charge while allowing an element of risk exposure consistent with the variability of its cash flows. Interest rate risk is managed by the use of fixed interest debt and interest rate derivatives, which are approved in advance by the Treasury Committee. The Group policy is to fix a minimum of 50% of its estimated future interest rate exposures (excluding pensions) for a minimum period of 12 months forward. The Treasury Committee reviews this exposure monthly.

A hypothetical 1.0% increase in euro interest rates would reduce the market value of the Group’s bond liabilities by $61m at 31 December 2025 (2024: $76m). The income statement impact is $nil as changes in interest rates do not change the expected cash flows on the bonds.

A hypothetical 1.0% increase in pound sterling interest rates would reduce the market value of the Group’s bond liabilities by $27m at 31 December 2025 (2024: $28m). The income statement impact is $nil (2024: $nil).

A hypothetical 1.0% increase in US dollar interest rates would reduce the market value of the Group’s bond liabilities by $63m at 31 December 2025 (2024: $nil). The income statement impact is $3m (2024: $3m) as certain leases are denominated in US dollars with floating interest rates. (Note that the $700m term loan was 37.5% hedged on a weighted average basis in 2024).

The Group had outstanding bond debt issues at 31 December 2025 with a fair market value of $4,814m (2024: $3,105m). This is above the book value of $4,748m (2024: $3,122m) as a result of decreases in interest rates in the UK, USA, and Europe. There are no circumstances where the Group would be obliged to pay the fair market value. The Group could however decide to redeem some or all of its bonds early and the fair market value is indicative of the price that would be required to do so.

(d) Capital risk

The Group is committed to maintaining a debt/equity structure that allows continued access to a broad range of financing sources and sufficient flexibility to pursue commercial opportunities as they present themselves, without onerous financing terms and conditions. The Group’s policy is to maintain a strong capital base so as to maintain investor, creditor, and market confidence and to support the Group’s strategy. The Group uses S&P’s and Fitch’s ratings methodologies for a BBB issuer to manage its capital risk. In the event that a ratings downgrade is likely, net debt can be managed by reducing or suspending dividends, M&A spend, and capital expenditure. The Group would also consider raising additional equity to protect its BBB rating.

(e) Treasury risk

The Group’s treasury activities are governed by a treasury policy, which is reviewed and approved by the Board on an annual basis. The treasury policy covers all activities associated with managing the above risks. The policy requires that financial instruments are only utilised to manage known financial exposures, and speculative derivative contracts are not entered into. The treasury policy requires that treasury must approve opening and closing of all bank accounts, and that funds transfers and other payments are only made in accordance with bank mandates.

To ensure an appropriate control environment exists in the treasury function, duties are segregated between front and back office teams. In addition, a number of controls are in place to protect against potential cyber security and other risks.